Personnel expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Personnel expenses	Personnel expenses:
Personnel expenses are included in cost of product and service revenues, research and product development expense, general and administrative expense, sales and marketing expense, and other expense.

	December 31, 2023	December 31, 2022
Salaries and employee benefits	$103,868	$92,743
Share-based compensation (note 21)	10,720	8,939
	$114,588	$101,682